Organization and Operations - General information (Details) $ in Thousands								12 Months Ended
	Oct. 20, 2017 USD ($) m³	Jul. 03, 2017 USD ($) m³	May 03, 2017 USD ($) m³	Nov. 01, 2016 USD ($) m³	Jul. 01, 2015 USD ($) item m³	Sep. 29, 2014 USD ($) item m³	May 12, 2014 item	Dec. 31, 2017 m³
Organization and Operations
Number of LNG carriers acquired on IPO | item							3
Ownership interest in subsidiary (in percent)								100.00%
GAS-three Ltd., GAS-four Ltd., and GAS-five Ltd.
Organization and Operations
Ownership interest in subsidiary (in percent)							100.00%
GAS-sixteen Ltd. and GAS-seventeen Ltd.
Organization and Operations
Ownership interest in subsidiary (in percent)						100.00%
Number of LNG carriers acquired | item						2
LNG Cargo capacity (in cbm) | m³						145,000
Aggregate purchase price | $						$ 328,000
GAS-nineteen Ltd., GAS-twenty Ltd. and GAS-twenty-one Ltd.
Organization and Operations
Ownership interest in subsidiary (in percent)					100.00%
Number of LNG carriers acquired | item					3
LNG Cargo capacity (in cbm) | m³					145,000
Aggregate purchase price | $					$ 483,000
GAS-seven Ltd.
Organization and Operations
Ownership interest in subsidiary (in percent)				100.00%
LNG Cargo capacity (in cbm) | m³				155,000				155,000
Aggregate purchase price | $				$ 189,000
GAS-eleven Ltd.
Organization and Operations
Ownership interest in subsidiary (in percent)			100.00%
LNG Cargo capacity (in cbm) | m³			174,000					174,000
Aggregate purchase price | $			$ 219,000
GAS-thirteen Ltd.
Organization and Operations
Ownership interest in subsidiary (in percent)		100.00%
LNG Cargo capacity (in cbm) | m³		174,000						174,000
Aggregate purchase price | $		$ 211,000
GAS-eight Ltd.
Organization and Operations
Ownership interest in subsidiary (in percent)	100.00%
LNG Cargo capacity (in cbm) | m³	155,000							155,000
Aggregate purchase price | $	$ 185,900
GasLog Ltd.
Organization and Operations
Ownership percentage of GasLog Ltd.								25.90%
General partners interest (in percent)								100.00%